Right-of-Use Assets and Operating Lease Liabilities	6 Months Ended
Jun. 30, 2026
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

12. RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for a corporate office in Hong Kong with a lease term of two years. The Company’s ROU assets and operating lease liabilities recognized in the unaudited condensed consolidated balances sheets consist of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Right-of-use assets	106,978	77,749

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Operating lease liabilities
Current portion	57,653	58,032
Non-current portion	49,325	19,717
Total	106,978	77,749

During six months ended June 30, 2025 and 2026, the Company incurred lease expenses of approximately US$46,969 and US$29,754, respectively.

Other supplemental information about the Company’s operating lease as of December 31, 2025 and June 30, 2026:

	As of
	December 31, 2025	June 30, 2026
Operating leases:
Weighted average remaining lease term (years)	1.87	1.33
Weighted average discount rate	2.875%	2.875%

The maturity analysis of the Company’s undiscounted non-cancellable operating lease obligations as of June 30, 2026 is as follows:

Operating leases
US$
Year ending June 30, 2027	59,364
Year ending June 30, 2028	19,788
Total undiscounted lease obligations	79,152
Less: imputed interest	(1,403)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	77,749